Note 6 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	2022	2021
Advances	$425	$500
Accrued interest	56	28
Other accrued expenses	5	27
	$486	$555